Share-Based Payments (Compensation Cost And Valuation Assumption) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-Based Payment
Performance stock units	$ 301	$ 395	$ 480
Restricted stock and stock units	153	90	152
Other nonvested stock units	4	(5)	21
Other	5	0	0
Total	463	480	653
Income tax benefit	$ 114	$ 184	$ 250